Convertible Notes and Note Payable (Details) - Schedule of the Company’s debt balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the Company’s debt balances [Abstract]
Note payable, current portion	$ 31,050	$ 15,000
Unamortized loan discount	(1,086)	(1,942)
Carrying value	$ 29,964	$ 13,058